Note 11 - Income Taxes	6 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Disclosure of income tax [text block]
11.	INCOME TAXES

	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	Sept. 30, 2020	Sept. 30, 2019	Sept. 30, 2020	Sept. 30, 2019
Current income tax expense	$493	$3,051	$1,366	$3,513
Deferred income tax expense (recovery)	180	(998)	(59)	(3,754)
Provision for (recovery of) income taxes	$673	$2,053	$1,307	$(241)